Capitalised finance leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments undiscounted	$ 57	$ 45
Effect of discounting	(4)
Total minimum lease payments discounted	53	45
Due within 1 year [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	4	21
Between 1 and 3 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	14	8
Between 3 and 5 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	28	6
More than 5 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Present value of minimum lease payments	$ 11	$ 10